Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	53,846,544	55,318,923	54,109,800	55,164,971
Effect of dilutive share options outstanding	684,261	1,261,876	813,219	1,262,545
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,530,805	56,580,799	54,923,019	56,427,516